UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 33.0%
Communications Equipment - 6.2%
Cisco Systems, Inc.(a)	1,023,900	$27,563,388
Juniper Networks, Inc.(a)	262,700	7,463,307
Research In Motion Ltd.(a)	92,700	6,599,313

		41,626,008

Computers & Peripherals - 12.0%
Apple, Inc.(a)	181,400	47,367,168
EMC Corp.(a)	276,500	5,256,265
Hewlett-Packard Co.	372,600	19,364,022
NetApp, Inc.(a)	263,000	9,118,210

		81,105,665

Internet Software & Services - 2.1%
Google, Inc.-Class A(a)	17,700	9,300,288
Yahoo!, Inc.(a)	308,500	5,099,505

		14,399,793

IT Services - 2.3%
Cognizant Technology Solutions Corp. - Class A(a)	162,800	8,332,104
Visa, Inc.-Class A	83,200	7,507,136

		15,839,240

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	759,900	17,348,517
Linear Technology Corp.	276,200	8,302,572

		25,651,089

Software - 6.6%
Microsoft Corp.	531,000	16,216,740
Oracle Corp.	780,900	20,178,456
VMware, Inc.-Class A(a)	129,500	7,982,380

		44,377,576

		222,999,371

Consumer Discretionary - 19.6%
Auto Components - 0.6%
Johnson Controls, Inc.	116,800	3,923,312

Hotels, Restaurants & Leisure - 5.1%
Carnival Corp.	115,800	4,828,860
McDonald’s Corp.	201,000	14,188,590
Starbucks Corp.	243,600	6,328,728
Starwood Hotels & Resorts Worldwide, Inc.	41,400	2,256,714
Yum! Brands, Inc.	171,800	7,287,756

		34,890,648

Household Durables - 0.6%
Whirlpool Corp.	37,400	4,071,738

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.(a)	43,300	5,934,698

Media - 3.2%
Comcast Corp.-Class A	470,300	9,283,722
News Corp.-Class A	455,900	7,029,978
Walt Disney Co. (The)	137,800	5,076,552

		21,390,252

Multiline Retail - 4.5%
Dollar General Corp.(a)	319,200	9,119,544

Kohl’s Corp.(a)	142,900	7,858,071
Target Corp.	232,500	13,222,275

		30,199,890

Specialty Retail - 3.2%
Bed Bath & Beyond, Inc.(a)	130,800	6,011,568
Guess?, Inc.	70,500	3,233,835
Lowe’s Cos., Inc.	264,600	7,175,952
Urban Outfitters, Inc.(a)	142,800	5,356,428

		21,777,783

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc.-Class B	131,100	9,951,801

		132,140,122

Health Care - 15.4%
Biotechnology - 6.3%
Amgen, Inc.(a)	227,400	13,043,664
Celgene Corp.(a)	116,440	7,213,458
Gilead Sciences, Inc.(a)	370,530	14,698,925
Human Genome Sciences, Inc.(a)	72,500	2,007,525
Vertex Pharmaceuticals, Inc.(a)	143,300	5,555,741

		42,519,313

Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	24,500	3,818,570
Covidien PLC	152,800	7,332,872

		11,151,442

Health Care Providers & Services - 3.0%
Express Scripts, Inc.-Class A(a)	61,700	6,178,021
McKesson Corp.	46,600	3,020,146
Medco Health Solutions, Inc.(a)	184,080	10,845,993

		20,044,160

Life Sciences Tools & Services - 0.4%
QIAGEN NV(a)	109,200	2,495,220

Pharmaceuticals - 4.1%
Abbott Laboratories	127,600	6,528,016
Merck & Co., Inc.	243,655	8,537,671
Pfizer, Inc.	193,300	3,231,976
Shire PLC (ADR)	46,200	3,041,808
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	107,450	6,310,539

		27,650,010

		103,860,145

Industrials - 12.1%
Aerospace & Defense - 2.6%
Boeing Co. (The)	91,800	6,649,074
United Technologies Corp.	141,700	10,620,415

		17,269,489

Air Freight & Logistics - 2.3%
FedEx Corp.	85,200	7,668,852
United Parcel Service, Inc.-Class B	114,300	7,902,702

		15,571,554

Airlines - 0.8%
Continental Airlines, Inc.-Class B(a)	257,700	5,759,595

Electrical Equipment - 1.8%
Cooper Industries PLC	86,800	4,261,880
Emerson Electric Co.	148,300	7,745,709

		12,007,589

Machinery - 3.0%
Cummins, Inc.	54,500	3,936,535
Danaher Corp.	68,670	5,787,508
Dover Corp.	126,900	6,626,718
Illinois Tool Works, Inc.	75,400	3,852,940

		20,203,701

Road & Rail - 1.6%
Union Pacific Corp.	145,800	11,031,228

		81,843,156

Energy - 7.6%
Energy Equipment & Services - 2.6%
Cameron International Corp.(a)	142,660	5,629,364
Nabors Industries Ltd.(a)	74,000	1,596,180
Schlumberger Ltd.	141,260	10,088,789

		17,314,333

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	29,400	2,394,336
Cobalt International Energy, Inc.(a)	232,700	2,678,377
Devon Energy Corp.	30,700	2,067,031
Noble Energy, Inc.	145,300	11,100,920
Occidental Petroleum Corp.	15,800	1,400,828
Petroleo Brasileiro SA (ADR)	124,180	5,268,957
Suncor Energy, Inc. (New York)	264,900	9,051,633

		33,962,082

		51,276,415

Consumer Staples - 6.5%
Beverages - 2.9%
Coca-Cola Enterprises, Inc.	172,900	4,794,517
PepsiCo, Inc.	223,000	14,544,060

		19,338,577

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	103,100	6,091,148

Food Products - 1.6%
Archer-Daniels-Midland Co.	115,500	3,227,070
Kellogg Co.	63,500	3,488,690
Kraft Foods, Inc.-Class A	149,600	4,428,160

		11,143,920

Household Products - 1.1%
Procter & Gamble Co. (The)	116,000	7,210,560

		43,784,205

Financials - 4.5%
Capital Markets - 0.9%
Blackstone Group LP	164,600	2,301,108
Franklin Resources, Inc.	30,300	3,503,892

		5,805,000

Commercial Banks - 1.2%
Wells Fargo & Co.	240,500	7,962,955

Diversified Financial Services - 1.2%
Bank of America Corp.	84,600	1,508,418
CME Group, Inc.-Class A	11,881	3,901,840

JPMorgan Chase & Co.	66,240	2,820,499

		8,230,757

Insurance - 1.2%
Aflac, Inc.	73,900	3,765,944
Axis Capital Holdings Ltd.	45,100	1,405,767
Principal Financial Group, Inc.	107,800	3,149,916

		8,321,627

		30,320,339

Materials - 0.5%
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	48,100	3,632,993

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	130,600	3,403,436

Total Common Stocks (cost $552,547,251)		673,260,182

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(b) (cost $3,853,703)	3,853,703	3,853,703

Total Investments - 100.3% (cost $556,400,954)(c)		677,113,885
Other assets less liabilities - (0.3)%		(1,783,904)

Net Assets - 100.0%		$675,329,981

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,141,425 and gross unrealized depreciation of investments was $(2,428,494), resulting in net unrealized appreciation of $120,712,931.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

AllianceBernstein Growth Fund

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$673,260,182	$—	$—	$673,260,182
Short-Term Investments	3,853,703	—	—	3,853,703

Total Investments in Securities	677,113,885	—	—	677,113,885
Other Financial Instruments*	—	—	—	—

Total	$677,113,885	$—	$—	$677,113,885

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2010